Related Party Transactions	12 Months Ended
Dec. 31, 2025
EBP Prud ESP
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party Transactions	Related Party Transactions
The Company (or an affiliate) acts as the investment manager for a number of the investment options currently offered by the Plan. The Plan participants can also invest in shares of PFI, a parent of the Company. To the extent a party-in-interest is involved, the transactions in these investments qualify as exempt party-in-interest transactions under ERISA.